CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 443.7	$ 419.2	$ 427.6
Other comprehensive loss:
Foreign currency translation	(79.9)	(182.8)	(265.9)
Translation adjustments on net investment hedge, net of income taxes of $8.4, $19.2 and $20.3, respectively	14.8	34.5	36.1
Translation adjustments on long-term intercompany loans	(58.2)	(2.1)	0.2
Unrealized gain on investments, net of income taxes of $0.4, $0.1 and $2.1, respectively	1.6	0.3	5.2
Defined benefit pension plans and retiree health care plan, net of income taxes of $(5.8), $7.8 and $(8.6), respectively	(18.4)	19.3	(13.0)
Total other comprehensive loss	(140.1)	(130.8)	(237.4)
Comprehensive income	$ 303.6	$ 288.4	$ 190.2